Income Taxes (Details) - Schedule of income tax provision (benefit)	5 Months Ended
Dec. 31, 2020 USD ($)
Current
Federal	$ (12,204)
State
Deferred
Federal	(19,009)
State
Change in valuation allowance	31,213
Income tax provision (benefit)